Columbia Bond Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 22.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	2,287,003	2,305,616
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	2,388,323	2,401,711
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	352,798	354,091
Series 2024-2A Class A
02/20/2029	6.060%	2,882,901	2,890,449
ACM Auto Trust(a),(b),(c)
Series 2025-1A Class A
06/20/2029	5.380%	2,750,000	2,751,290
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,763,690
Series 2024-X2 Class A
12/17/2029	5.220%	2,500,591	2,503,717
ARAIT(a),(d)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.700%	4,200,000	4,200,000
ARES LII CLO Ltd.(a),(d),(e)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.180%	6,000,000	6,002,136
Ares XXXVII CLO Ltd.(a),(d)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	1,115,793	1,119,983
Bain Capital Credit CLO(a),(d)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.373%	2,067,739	2,071,089
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	5.433%	5,548,036	5,559,210
Carlyle Global Market Strategies CLO Ltd.(a),(d)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	5.695%	4,300,000	4,315,729
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	926,207	927,941
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	1,850,222	1,849,992
Cent CLO Ltd.(a),(d)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.149%	1,800,000	1,802,475
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	1,602,074	1,608,791
Dryden CLO Ltd.(a),(d)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.135%	1,250,000	1,250,222
Dryden Senior Loan Fund(a),(d)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.534%	1,299,022	1,301,515
Series 2016-45A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	5,217,937	5,221,308
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	276,026	276,091
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	169,654	169,509
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,892,744
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	424,348	424,548
Series 2024-3A Class A3
12/15/2027	5.650%	3,500,000	3,516,419
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	543,767	544,898
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	3,600,000	3,595,960
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	2,183,449	2,187,078
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,999,645	2,017,579

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-4A Class A2
12/17/2029	4.430%	3,750,000	3,742,632
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	2,550,000	2,548,853
Madison Park Funding XXIV Ltd.(a),(d)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.843%	5,000,000	5,005,690
Madison Park Funding XXVII Ltd.(a),(d)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	5.905%	3,700,000	3,709,387
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	1,325,313	1,333,757
Octagon Investment Partners 35 Ltd.(a),(d)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.955%	1,820,000	1,822,588
Octagon Investment Partners Ltd.(a),(d)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.529%	1,178,177	1,181,945
Octagon Investment Partners XXII Ltd.(a),(d)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.002%	4,000,000	4,012,524
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	1,726,234	1,728,697
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	3,820,896	3,706,841
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	3,921,336	3,921,655
Pagaya AI Debt Grantor Trust(a)
Series 2024-10 Class A
06/15/2032	5.183%	4,000,000	4,010,246
Series 2025-1 Class A1
02/17/2026	4.708%	7,550,000	7,549,715
Series 2025-1 Class A2
07/15/2032	5.156%	4,700,000	4,698,953
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	4,000,000	4,035,419
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,450,209	2,480,794
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	4,049,819	4,054,890
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	2,749,579	2,750,998
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	2,328,608	2,354,276
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,949,576	1,972,098
Pagaya AI Debt Trust(a),(f)
Series 2022-2 Class AB
01/15/2030	5.717%	3,928,268	3,934,830
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	1,037,253	1,041,634
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	1,028,850	1,032,403
Series 2024-2 Class A
08/15/2031	6.319%	2,011,818	2,031,963
Series 2024-3 Class A
10/15/2031	6.258%	925,072	930,823
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,220,183	1,218,429
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	2,126,992	2,132,782
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	1,249,989	1,272,987
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	3,675,979	3,689,029
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	2,313,597	2,329,010
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	1,599,404	1,635,146
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	5,236,394	5,291,102
Palmer Square Loan Funding Ltd.(a),(d)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	2,800,000	2,801,386
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,800,000	1,813,800
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,733,593	1,740,848
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,587,420
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	2,427,455	2,466,987
Series 2024-3A Class A
03/25/2033	5.281%	2,750,000	2,753,555
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	722,497	704,576
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,667,517	1,682,659
RR 1 LLC(a),(d)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	6.164%	10,000,000	10,015,960
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	891,234	891,999
Series 2024-5 Class A2
09/15/2027	4.880%	1,600,000	1,602,010
SMB Private Education Loan Trust(a)
Series 2015-A Class B
10/16/2045	3.500%	4,880,051	4,837,468
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	325,569	325,986
Series 2022-3A Class A
04/15/2029	7.600%	816,257	821,289
Series 2023-1A Class A
04/15/2029	7.580%	449,183	452,252
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	4,240,000	4,240,567
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	82,931	82,419
Series 2021-ST10 Class A
01/20/2030	2.250%	98,549	98,360
Series 2021-ST6 Class A
08/20/2027	1.850%	105,137	104,918
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	463,758	465,453
Series 2024-1 Class A
11/20/2034	5.330%	1,795,879	1,795,516
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	103,064	102,864
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	351,150	350,058
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,811,816
Series 2024-3A Class A2A
09/15/2027	4.820%	2,350,000	2,352,743
Total Asset-Backed Securities — Non-Agency (Cost $214,251,337)			214,890,786

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	968,150
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,009,397)			968,150

Commercial Mortgage-Backed Securities - Non-Agency 4.6%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,316,250
Braemar Hotels & Resorts Trust(a),(d)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	5.241%	79,212	78,997
BX Commercial Mortgage Trust(a),(d)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.770%	5,700,000	5,698,229
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	4,210,528	4,117,172
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,644,649
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	241,126
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,498,998	4,245,309

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(d)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	5.921%	5,000,000	4,745,081
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,973,648	2,734,564
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,848,541
SFO Commercial Mortgage Trust(a),(d)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.572%	2,350,000	2,338,250
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,724,311
UBS Commercial Mortgage Trust(a),(d)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.603%	900,000	886,111
Wells Fargo Commercial Mortgage Trust(a),(d)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	5.679%	800,000	458,418
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,631,677)			45,077,008

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	18
Total Consumer Staples		18
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	104
Total Energy		104
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,999
Total Financials		2,999
Total Common Stocks (Cost $—)		3,121

Corporate Bonds & Notes 19.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.7%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,001,620
Boeing Co. (The)
08/01/2059	3.950%	2,971,000	1,990,617
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,139,393
07/31/2033	5.400%	686,000	686,529
Lockheed Martin Corp.
08/15/2034	4.800%	604,000	585,129
Northrop Grumman Corp.
02/01/2029	4.600%	2,608,000	2,589,017
Raytheon Technologies Corp.
03/15/2027	3.500%	2,982,000	2,912,361
03/15/2032	2.375%	2,441,000	2,032,808
Total			16,937,474
Banking 5.0%
Bank of America Corp.(h)
10/24/2031	1.922%	2,300,000	1,931,269
07/21/2032	2.299%	357,000	300,267
10/20/2032	2.572%	5,507,000	4,679,225
02/04/2033	2.972%	5,600,000	4,838,038
Subordinated
09/21/2036	2.482%	179,000	147,394
Citigroup, Inc.(h)
06/03/2031	2.572%	1,039,000	911,344
01/25/2033	3.057%	3,676,000	3,179,486
Goldman Sachs Group, Inc. (The)(h)
01/28/2031	5.207%	2,995,000	3,002,052
07/21/2032	2.383%	510,000	429,177
10/21/2032	2.650%	1,630,000	1,385,899
HSBC Holdings PLC(h)
11/19/2030	5.286%	1,840,000	1,838,087
05/24/2032	2.804%	2,558,000	2,193,492
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	8,950,000	8,939,843
01/24/2031	5.140%	561,000	563,479
11/08/2032	2.545%	1,377,000	1,169,364
Morgan Stanley(h)
10/18/2030	4.654%	3,547,000	3,477,274
01/15/2031	5.230%	1,654,000	1,661,851
Subordinated
09/16/2036	2.484%	1,970,000	1,621,431
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	418,000	457,662
Royal Bank of Canada(h)
10/18/2030	4.650%	1,586,000	1,559,073
US Bancorp(h)
06/12/2034	5.836%	830,000	848,416
Wells Fargo & Co.(h)
10/30/2030	2.879%	272,000	246,876
01/24/2031	5.244%	558,000	560,941
07/25/2034	5.557%	2,617,000	2,625,260
Total			48,567,200
Cable and Satellite 0.3%
Charter Communications Operating LLC
12/01/2061	4.400%	2,740,000	1,824,822
Comcast Corp.
03/01/2026	3.150%	937,000	923,890
Total			2,748,712
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,200,703
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,753,524
Total			2,954,227
Electric 0.9%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	935,452
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,380,385
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,226,429
Edison International
11/15/2028	5.250%	1,441,000	1,363,514
FirstEnergy Corp.
03/01/2050	3.400%	532,000	357,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,780,000	2,285,705
Total			8,548,569
Food and Beverage 2.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	412,000	406,858
05/15/2048	5.300%	3,330,000	2,962,626
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,500,000	3,417,427
Campbell Soup Co.
03/23/2035	4.750%	3,680,000	3,471,075
Constellation Brands, Inc.
08/01/2029	3.150%	998,000	921,673
05/01/2033	4.900%	3,070,000	2,947,881
General Mills, Inc.
01/30/2027	4.700%	726,000	727,148
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,362,534
Mars, Inc.(a)
04/20/2028	4.550%	2,290,000	2,274,732
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,431,878
Total			20,923,832
Health Care 1.2%
CVS Health Corp.
03/25/2038	4.780%	790,000	693,881
07/20/2045	5.125%	2,031,000	1,737,167
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,746,647
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,732,407
Total			11,910,102
Healthcare Insurance 1.6%
Centene Corp.
10/15/2030	3.000%	8,880,000	7,688,274
03/01/2031	2.500%	776,000	645,621
UnitedHealth Group, Inc.
04/15/2031	4.900%	1,711,000	1,705,339
04/15/2034	5.000%	4,428,000	4,332,570
07/15/2064	5.750%	900,000	873,564
Total			15,245,368

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	527,612
10/01/2054	6.050%	640,000	600,607
Total			1,128,219
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,614,047
Life Insurance 0.6%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	249,000	251,430
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,524,096
01/14/2028	4.800%	929,000	931,558
04/12/2029	5.250%	1,090,000	1,105,350
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	334,777
Principal Life Global Funding II(a)
01/09/2028	4.800%	1,650,000	1,650,160
Total			5,797,371
Media and Entertainment 0.4%
Warnermedia Holdings, Inc.
03/15/2027	3.755%	894,000	865,602
03/15/2062	5.391%	3,786,000	2,792,969
Total			3,658,571
Midstream 0.5%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,925,281
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,274,378
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	583,676
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	606,000	504,026
Western Midstream Operating LP
01/15/2029	6.350%	696,000	720,655
Total			5,008,016
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	917,984
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2029	4.800%	7,565,000	7,577,449
11/21/2029	3.200%	2,090,000	1,948,346
Amgen, Inc.
03/02/2063	5.750%	2,961,000	2,856,976
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,294,463
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	2,980,000	2,979,654
Total			24,656,888
Railroads 0.1%
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,368,451
Retailers 0.3%
Lowe’s Companies, Inc.
04/01/2062	4.450%	3,469,000	2,695,871
Technology 0.7%
Broadcom, Inc.
04/15/2028	4.800%	1,787,000	1,789,606
Broadcom, Inc.(a)
11/15/2036	3.187%	2,956,000	2,367,487
Intel Corp.
03/25/2050	4.750%	1,120,000	870,960
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	184,581
01/15/2033	5.000%	1,254,000	1,224,018
Total			6,436,652
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	145,087
05/01/2028	4.600%	3,769,000	3,750,199
Total			3,895,286
Wireless 0.5%
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	5,355,630
Total Corporate Bonds & Notes (Cost $197,122,379)			191,368,470

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 37.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(d),(i)
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.535%	10,078,665	949,550
Fannie Mae REMICS(d)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.199%	7,641,317	7,500,264
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.711%	6,200,000	6,198,997
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	10,500,000	10,504,746
Federal Home Loan Mortgage Corp.(j)
06/01/2043	4.000%	973,046	921,714
05/01/2052	3.000%	8,155,300	7,008,356
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	14,255,954	11,808,544
02/01/2052	3.000%	5,550,314	4,736,446
06/01/2052	3.500%	10,291,860	9,161,614
08/01/2052	4.000%	12,220,748	11,255,351
08/01/2052- 02/01/2053	4.500%	11,461,387	10,832,601
09/01/2052	5.000%	3,645,745	3,554,787
Federal Home Loan Mortgage Corp.(d),(i)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.585%	1,619,885	163,333
Federal Home Loan Mortgage Corp.(i)
CMO Series 5162 Class IA
11/25/2051	3.000%	7,473,401	1,109,996
Federal Home Loan Mortgage Corp. REMICS(d),(i)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.479%	7,354,173	699,739
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,081,974	1,027,267
05/01/2043- 05/01/2052	3.500%	28,874,030	25,702,316
02/01/2048- 08/01/2052	4.000%	31,989,910	29,501,855
01/01/2052	2.500%	9,142,982	7,530,441
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052- 09/01/2053	5.000%	20,462,896	19,906,540
Federal National Mortgage Association(j)
07/01/2038	6.000%	443,578	459,420
01/01/2040	5.500%	540,352	543,167
08/01/2040	4.500%	869,429	833,560
10/01/2042	3.000%	1,284,807	1,136,072
07/01/2045- 02/01/2046	3.500%	1,555,039	1,406,718
11/01/2045	4.000%	468,611	431,453
Federal National Mortgage Association(d),(i)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.535%	605,448	59,955
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.535%	1,439,576	143,057
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.185%	1,650,296	113,056
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.685%	678,819	71,723
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.635%	616,664	60,597
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.685%	1,261,712	138,627
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.735%	830,558	93,449
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.685%	1,027,874	107,708

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.585%	2,422,187	248,264
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.585%	943,740	92,598
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.585%	1,474,452	163,716
Federal National Mortgage Association(i)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,488,035	1,757,094
Federal National Mortgage Association REMICS(d),(i)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.685%	10,403,089	1,090,257
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.585%	6,290,538	616,191
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.585%	16,458,578	1,827,333
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.615%	10,423,428	1,057,002
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	13,629,247	1,545,434
CMO Series 5287 Class NI
05/25/2051	3.500%	6,794,138	1,429,438
Freddie Mac REMICS(d)
CMO Series 5508 Class FM
30-day Average SOFR + 1.150% Floor 1.150%, Cap 7.000% 02/25/2055	5.599%	7,000,000	6,998,976
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	4.875%	621	619
Government National Mortgage Association(j)
04/20/2048	4.500%	594,570	570,586
Government National Mortgage Association(d),(i)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.297%	15,805,197	1,357,393
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	1.247%	2,142,138	187,078
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.787%	731,317	75,576
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.787%	900,069	106,801
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.787%	392,571	43,117
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.737%	545,619	64,903
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.787%	519,395	56,440
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.787%	659,729	73,389
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.837%	851,519	81,131
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.787%	703,657	74,487
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.787%	1,281,509	154,748
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.737%	1,103,320	119,931
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.787%	677,287	72,055
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.787%	738,497	78,086
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.587%	1,050,170	109,842
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.737%	756,515	78,870
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.737%	764,845	83,553
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.637%	802,223	86,295
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	1.637%	10,914,797	1,322,687
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.737%	753,521	84,786
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.737%	1,796,535	221,454
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.687%	4,408,354	495,704
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	1.637%	16,906,326	1,836,626
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.887%	9,794,214	1,266,520
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.637%	618,471	67,565
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.637%	6,950,205	689,837
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.737%	1,069,093	116,469
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	1.587%	26,672,179	3,206,457
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.687%	10,983,682	1,209,771

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.637%	9,551,931	1,091,734
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.637%	10,601,868	1,167,983
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.637%	11,400,250	1,244,378
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.637%	19,183,751	1,971,549
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.477%	9,643,584	775,333
Government National Mortgage Association(i)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	5,990,223	944,917
CMO Series 2020-175 Class KI
11/20/2050	2.500%	17,470,561	2,493,999
CMO Series 2020-191 Class UG
12/20/2050	3.500%	6,260,447	1,073,518
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,261,206	1,134,385
CMO Series 2021-139 Class IC
08/20/2051	3.000%	16,547,499	2,889,193
CMO Series 2021-16 Class KI
01/20/2051	2.500%	8,352,974	1,179,573
Government National Mortgage Association TBA(e)
02/20/2055	4.500%	10,000,000	9,456,250
Uniform Mortgage-Backed Security TBA(e)
02/18/2040- 02/13/2055	3.000%	41,078,000	35,126,469
02/18/2040- 02/13/2055	3.500%	9,000,000	8,211,288
02/18/2040- 02/13/2055	4.000%	38,000,000	35,024,456
02/13/2055	4.500%	17,000,000	15,997,266
02/13/2055	5.000%	9,500,000	9,173,096
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2055	6.000%	27,000,000	27,183,448
Total Residential Mortgage-Backed Securities - Agency (Cost $372,950,621)			362,630,933

Residential Mortgage-Backed Securities - Non-Agency 23.9%

A&D Mortgage Trust(a)
CMO Series 2024-NQM6 Class A1
01/25/2070	5.666%	6,958,545	6,979,669
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,683,134
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,421,463	1,335,580
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,400,310	2,898,885
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	177,412	176,770
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	117,139	113,144
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,397,716
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,336,416
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,358,586	1,258,204
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	331,861	327,473
CMO Series 2019-3 Class A3
11/25/2059	3.135%	483,569	477,155
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	966,643	945,010
BVRT Financing Trust(a),(c),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	1,192,123	1,192,123
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,656,003	3,470,618
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,169,426	3,057,132
CMO Series 2022-3 Class A1
05/25/2067	5.000%	2,922,340	2,936,098
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,951,136	2,990,191
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	151,695	149,755
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,319,441	1,925,616
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,298,997
Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.451%	4,000,000	4,154,132
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,610,909	2,310,237
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,664,387	2,205,755
Cross Mortgage Trust(a),(f)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	3,142,764	3,139,191
CSMC Trust(a),(f)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	7,508,307	7,583,355
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,153,585	2,820,030
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,835,833	2,371,089
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	3,322,000	3,198,339
CMO Series 2021-1 Class A2
05/25/2065	0.973%	400,783	377,844
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	525,702
CMO Series 2025-NQM1 Class A1
02/25/2070	5.668%	3,000,000	3,003,269
Freddie Mac STACR REMIC Trust(a),(d)
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.201%	3,000,000	3,040,183
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.501%	1,171,702	1,183,401
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.751%	3,800,000	3,892,445
GCAT Trust(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,579,858	1,490,346
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,196,950	2,001,458
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,784,142	3,579,328
GS Mortgage-Backed Securities Corp. Trust(a),(f)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,882,943	1,693,990
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,424,431	4,336,797
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,495,640	1,289,668
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,652,229	1,649,039
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	1,756,877	1,744,133
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,396,915
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,208,012
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	2,980,054	2,800,859
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,192,024	1,122,309
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	894,018	844,234
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	1,922,196	1,673,594
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	5,168,097	5,169,192
MFRA Trust(a),(f)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	143,076	137,470
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	223,056	214,412

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(f)
CMO Series 2024-NQM5 Class A1
10/25/2069	5.649%	6,938,460	6,938,584
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	3,000,000	3,004,748
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	4,740,314	4,538,320
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	5,000,000	5,001,500
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,834,992	1,807,648
NYMT Loan Trust(a),(c),(e)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	5,000,000	4,999,997
OBX Trust(a),(f)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	4,741,995	4,742,768
OBX Trust(a),(h)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	2,006,295	2,003,875
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	5,689,696	5,692,882
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	1,044,696	1,034,692
PRET LLC(a),(h)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,076,407	3,083,333
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	2,794,206	2,802,222
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.980%	2,173,450	2,171,670
PRKCM Trust(a),(f)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,548,016	3,807,396
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,035,609
PRPM LLC(a),(h)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	2,876,840	2,633,828
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,411,159
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,705,814
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,506,214
PRPM Trust(a),(h)
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	3,882,102	3,893,114
CMO Series 2024-NQM4 Class A3
12/26/2069	6.131%	4,076,207	4,090,998
RCO X Mortgage LLC(a),(b),(c),(e),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.968%	4,000,000	3,999,960
Stanwich Mortgage Loan Co. LLC(a),(h)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	132,913	132,899
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,573,767	1,544,976
CMO Series 2020-2 Class A3
04/25/2060	3.000%	1,860,482	1,849,005
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,457,019
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,411,441
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	2,241,768	2,120,535
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	848,528	802,382
CMO Series 2021-3 Class A1
06/25/2056	1.127%	672,482	576,255
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,339,426
TRK Trust(a),(f)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	4,497,927	3,966,508
VCAT LLC(a),(b),(c),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	4,000,000	3,999,942
Vendee Mortgage Trust(f),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	246,074	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	303,418	0
Verus Securitization Trust(a),(f)
CMO Series 2019-INV3 Class A3
11/25/2059	4.100%	150,688	149,064
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,341,503	2,811,757
Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(h)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	484,198	474,853
CMO Series 2020-4 Class A3
05/25/2065	3.321%	812,117	787,748
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	742,578	706,256
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,568,660	1,446,190
Vista Point Securitization Trust(a),(f)
CMO Series 2024-CES3 Class M1
01/25/2055	6.592%	3,800,000	3,801,707
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $243,928,181)			234,390,708

U.S. Treasury Obligations 4.2%

U.S. Treasury
11/30/2025	0.375%	3,000,000	2,906,015
02/28/2026	0.500%	2,500,000	2,402,344
05/31/2027	0.500%	3,000,000	2,755,781
03/31/2028	1.250%	8,000,000	7,297,500
07/31/2028	1.000%	8,000,000	7,156,875
11/30/2028	1.500%	10,120,000	9,129,347
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	0.625%	10,980,000	9,059,358
Total U.S. Treasury Obligations (Cost $41,331,217)			40,707,220

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,431,500)	434,133

Put Option Contracts Purchased 0.0%

(Cost $122,750)	23,116

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(k),(l)	48,176,806	48,171,988
Total Money Market Funds (Cost $48,158,955)		48,171,988
Total Investments in Securities (Cost: $1,168,938,014)		1,138,665,633
Other Assets & Liabilities, Net		(159,754,953)
Net Assets		978,910,680
At January 31, 2025, securities and/or cash totaling $6,981,814 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,065	03/2025	USD	115,918,594	—	(1,956,860)
U.S. Treasury 2-Year Note	212	03/2025	USD	43,592,500	31,087	—
U.S. Treasury 5-Year Note	675	03/2025	USD	71,813,672	287,489	—
U.S. Treasury 5-Year Note	114	03/2025	USD	12,128,531	—	(24,223)
U.S. Treasury Ultra Bond	186	03/2025	USD	22,035,188	—	(1,348,309)
Total					318,576	(3,329,392)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(142)	03/2025	USD	(16,174,688)	612,403	—

Columbia Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2025 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.80	04/10/2025	307,000	41,976
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.70	06/12/2025	497,500	166,992
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	4.00	05/07/2025	627,000	225,165
Total							1,431,500	434,133

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	23,116
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $502,482,851, which represents 51.33% of total net assets.

(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $10,751,192, which represents 1.10% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(e)	Represents a security purchased on a when-issued basis.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2025.

(g)	Non-income producing investment.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	40,621,517	392,682,700	(385,140,870)	8,641	48,171,988	2,525	2,591,788	48,176,806
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT121_04_R01_(03/25)